Item 1. Schedule of Investments:
--------------------------------

Putnam Global Income Trust

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]




Putnam Global Income Trust
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The fund's portfolio
July 31, 2004 (Unaudited)

Foreign government bonds and notes (40.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                   Value
-----------------------------------------------------------------------------------------------------------
AUD   5,810,000  Australia (Government of) bonds 6 1/2s, 2013                                    $4,249,195
CHF   2,900,000  Austria (Republic of) notes Ser. EMTN, 3
                 3/8s, 2012                                                                       2,385,488
EUR   3,000,000  Austria (Republic of) 144A notes Ser.
                 EMTN, 3.8s, 2013                                                                 3,499,954
CAD   6,557,000  Canada Housing Trust govt. guaranty
                 5.1s, 2007 (Canada)                                                              5,120,263
DKK   9,640,000  Denmark (Kingdom of) bonds 6s, 2009                                              1,728,431
USD   1,000,000  Export Development Canada government
                 bonds 4s, 2007 (Canada)                                                          1,016,000
EUR   4,036,000  France (Government of) bonds 5 3/4s, 2032                                        5,534,333
EUR   7,110,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     9,184,589
EUR   6,930,000  Germany (Federal Republic of) bonds 4
                 3/4s, 2008                                                                       8,785,207
CHF   1,900,000  Italy (Republic of) unsub. notes Ser.
                 11, Tranche 1, 3 1/8s, 2010                                                      1,533,935
NZD   2,130,000  New Zealand (Government of) bonds Ser.
                 1106, 8s, 2006                                                                   1,400,630
NZD   3,444,000  New Zealand (Government of) bonds 6s, 2011                                       2,139,229
NZD   6,085,000  Ontario (Province of) unsub. 5 3/4s,
                 2008 (Canada)                                                                    3,737,275
EUR   2,693,000  Portugal Obrigacoes do Tesouro OT notes
                 4 3/8s, 2014                                                                     3,260,907
USD     500,000  Quebec (Province of) notes 5s, 2009 (Canada)                                       516,557
SEK   3,585,000  Sweden (Government of) bonds Ser. 1041,
                 6 3/4s, 2014                                                                       546,729
SEK   7,760,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                         1,250,446
GBP   3,538,000  United Kingdom treasury bonds 7 1/2s, 2006                                       6,780,162
GBP     425,000  United Kingdom treasury bonds 2 1/2s, 2009                                       1,830,223
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $60,001,593)                   $64,499,553

U.S. government agency mortgage obligations (32.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Federal National Mortgage Association
                 Pass-Through Certificates
        $81,523  7s, November 1, 2033                                                               $86,249
      4,400,000  7s, TBA, August 15, 2034                                                         4,648,187
     10,727,226  6 1/2s, with due dates from August 1,
                 2031 to July 1, 2034                                                            11,217,638
        100,000  6 1/2s, TBA, August 15, 2034                                                       104,352
     10,600,000  6s, TBA, September 15, 2034                                                     10,831,875
      4,400,000  6s, TBA, August 15, 2034                                                         4,513,781
      2,800,000  5 1/2s, TBA, August 15, 2034                                                     2,806,344
        818,188  5s, April 1, 2019                                                                  825,411
      2,000,000  5s, TBA, August 15, 2019                                                         2,013,906
     11,794,956  4 1/2s, with due dates from May 1, 2034
                 to July 1, 2034                                                                 11,148,999
      3,200,000  4 1/2s, TBA, August 15, 2034                                                     3,021,750
        891,683  4s, with due dates from May 1, 2019 to
                 June 1, 2019                                                                       856,014
                                                                                              -------------
                 Total U.S. government agency mortgage obligations  (cost $51,702,580)          $52,074,506

U.S treasury obligations (2.1%) (a) (cost $3,514,078)
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Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,996,000  U.S. Treasury Bonds 6 1/4s, May 15, 2030                                        $3,401,396

Corporate bonds and notes (20.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.1%)
-----------------------------------------------------------------------------------------------------------
        $95,000  Avery Dennison Corp. notes 4 7/8s, 2013                                            $93,866

Capital Goods (0.1%)
-----------------------------------------------------------------------------------------------------------
        185,000  Waste Management, Inc. company guaranty
                 6 3/8s, 2012                                                                       197,679

Communication Services (0.5%)
-----------------------------------------------------------------------------------------------------------
        100,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              106,978
         60,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                          74,683
        115,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                         132,174
         15,000  Cingular Wireless, LLC sr. notes 5 5/8s, 2006                                       15,707
        100,000  France Telecom notes 9 1/2s, 2031 (France)                                         127,324
         40,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8s, 2010 (Netherlands)                                                        46,529
        150,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                           173,315
         80,000  Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)                              96,067
                                                                                              -------------
                                                                                                    772,777
Conglomerates (0.1%)
-----------------------------------------------------------------------------------------------------------
         90,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                  98,686

Consumer Cyclicals (0.5%)
-----------------------------------------------------------------------------------------------------------
        170,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 7.2s, 2009                                                                186,785
        105,000  DaimlerChrysler NA Holding Corp. company
                 guaranty Ser. D, 3.4s, 2004                                                        105,505
DEM       6,050  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                            1
       $165,000  Ford Motor Co. debs. 9.98s, 2047                                                   195,088
        360,000  Ford Motor Credit Corp. notes 7 7/8s, 2010                                         393,026
                                                                                              -------------
                                                                                                    880,405
Consumer Staples (1.2%)
-----------------------------------------------------------------------------------------------------------
        340,000  AT&T Broadband Corp. company guaranty 8
                 3/8s, 2013                                                                         403,084
        280,000  Cox Enterprises, Inc. 144A notes 8s, 2007                                          308,921
         75,521  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                        79,179
        230,000  Echostar DBS Corp. sr. notes 5 3/4s, 2008                                          228,275
        105,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                          99,922
        120,000  Miller Brewing Co. 144A notes 5 1/2s, 2013                                         121,457
        115,000  News America Holdings, Inc. company
                 guaranty 9 1/4s, 2013                                                              145,416
         40,000  News America, Inc. company guaranty 4
                 3/4s, 2010                                                                          40,135
        190,000  Rogers Cable Inc. sec. notes 6 1/4s,
                 2013 (Canada)                                                                      183,035
        145,000  Time Warner, Inc. notes 8.18s, 2007                                                162,196
         55,000  Tyson Foods, Inc. notes 7 1/4s, 2006                                                59,031
         45,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                            54,725
                                                                                              -------------
                                                                                                  1,885,376
Financial (14.3%)
-----------------------------------------------------------------------------------------------------------
        170,000  American General Corp. notes 7 1/2s, 2010                                          195,621
        120,000  AXA Financial, Inc. sr. notes 7 3/4s, 2010                                         138,443
EUR   4,500,000  Bank Nederlandse Gemeenten NV notes 4
                 5/8s, 2012 (Netherlands)                                                         5,582,785
        $35,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                           33,863
EUR   1,500,000  Bayerische Landesbank bonds Ser. 5, 5
                 1/4s, 2009 (Germany)                                                             1,936,774
        $95,000  CIT Group, Inc. sr. notes 7 3/4s, 2012                                             109,241
EUR   9,300,000  Depfa ACS Bank sr. sec. public loan
                 notes 3 1/4s, 2008 (Ireland)                                                    11,157,083
       $325,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                         358,380
         50,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032                                                                54,594
         95,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013                                                                          90,282
        125,000  Household Finance Corp. notes 6 3/8s, 2012                                         133,942
        175,000  John Hancock Financial Services, Inc.
                 sr. notes 5 5/8s, 2008                                                             185,009
        255,000  JPMorgan Chase & Co. sub. notes 5 3/4s, 2013                                       262,223
        475,000  Lehman Brothers Holdings, Inc. notes 4s, 2008                                      476,179
         90,000  National Westminster Bank sub. notes 7
                 3/8s, 2009 (United Kingdom)                                                        102,589
         35,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                  35,283
EUR   1,500,000  Norddeutsche Landesbank Girozentrale
                 bonds Ser. 7, 5 3/4s, 2010 (Germany)                                             1,998,173
       $115,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                            115,181
         40,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                  39,805
                                                                                              -------------
                                                                                                 23,005,450
Government (2.7%)
-----------------------------------------------------------------------------------------------------------
CHF     700,000  European Investment Bank supranational
                 bank bonds 3 1/2s, 2014 (Supra-Nation)                                             574,986
NZD   2,970,000  Kreditanstalt fuer Wiederaufbau (KfW)
                 foreign government guaranty 6s, 2009 (Germany)                                   1,825,238
CHF   2,375,000  Oester Postspark Bawag foreign
                 government guaranty Ser. EMTN, 3 1/4s,
                 2011 (Austria)                                                                   1,935,061
                                                                                              -------------
                                                                                                  4,335,285
Health Care (0.1%)
-----------------------------------------------------------------------------------------------------------
        $15,000  American Home Products Corp. notes
                 6.95s, 2011                                                                         16,101
         75,000  Bayer Corp. 144A FRB 6.2s, 2008                                                     80,178
                                                                                              -------------
                                                                                                     96,279
Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
         50,000  Fiserv, Inc. notes 4s, 2008                                                         49,954
         75,000  Motorola, Inc. notes 7 5/8s, 2010                                                   85,379
                                                                                              -------------
                                                                                                    135,333
Transportation (0.3%)
-----------------------------------------------------------------------------------------------------------
        100,000  Delta Air Lines, Inc. pass-through
                 certificates Ser. 02-1, 6.417s, 2012                                               103,359
        295,000  Union Pacific Corp. notes 6 5/8s, 2008                                             319,434
                                                                                              -------------
                                                                                                    422,793
Utilities & Power (1.1%)
-----------------------------------------------------------------------------------------------------------
         40,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                        40,444
         50,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                          56,063
        310,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                         308,465
         90,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                          92,890
        120,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                         138,207
         70,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011                                                                         77,304
         40,000  National Fuel Gas Co. notes 5 1/4s, 2013                                            39,769
         85,000  Northern States Power Co. mtge. Ser. B,
                 8s, 2012                                                                           101,912
         40,000  Panhandle Eastern Pipe Line sr. notes
                 4.8s, 2008                                                                          40,085
         50,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                       55,851
        150,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                         166,403
EUR     505,000  Veolia Environnement sr. unsub. Ser.
                 EMTN, 5 3/8s, 2018 (France)                                                        614,984
        $34,492  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                      3
                                                                                              -------------
                                                                                                  1,732,380
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $30,619,960)                            $33,656,309

Asset-backed securities (8.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $77,184  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                        $77,570
                 Aegis Asset Backed Securities Trust 144A
        101,643  Ser. 04-1N, Class Note, 5s, 2034                                                   101,531
         72,626  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                  72,354
                 Amortizing Residential Collateral Trust
        689,273  Ser. 02-BC1, Class A, Interest Only
                 (IO), 6s, 2005                                                                      13,093
        492,727  Ser. 02-BC3, Class A, IO, 6s, 2005                                                  16,645
        925,455  Ser. 02-BC6, Class A, IO, 6s, 2004                                                   3,847
                 AQ Finance NIM Trust 144A
         33,050  Ser. 03-N2, Class Note, 9.3s, 2033                                                  33,256
         41,045  Ser. 03-N9A, Class Note, 7.385s, 2033                                               41,302
        120,358  Argent NIM Trust Ser. 03-N8, Class A,
                 5.56s, 2034                                                                        120,358
                 Argent NIM Trust 144A
         50,839  Ser. 03-N7, Class 2A1, 5.68s, 2034                                                  50,881
        133,577  Ser. 04-WN4, Class A, 4.459s, 2034                                                 133,206
         60,988  Asset Backed Funding Corp. NIM Trust
                 144A Ser. 03-WF1, Class N1, 8.35s, 2032                                             60,988
         80,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.41s, 2011                                                               81,354
                 Bayview Financial Acquisition Trust
        102,498  Ser. 02-CA, Class A, IO, 5.1s, 2004                                                  1,201
      6,861,477  Ser. 03-X, Class A, IO, 0.89s, 2006                                                115,787
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        110,000  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)                                   110,000
        145,000  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   145,000
        250,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 4.13s, 2010                                              261,719
                 CARSSX Finance, Ltd. 144A FRB
        300,000  Ser. 04-AA, Class B3, 4.73s, 2011
                 (Cayman Islands)                                                                   300,000
        660,000  Ser. 04-AA, Class B4, 6.88s, 2011
                 (Cayman Islands)                                                                   660,000
        629,315  CDC Mortgage Capital Trust Ser. 02-HE2,
                 Class A, IO, 5.25s, 2005                                                            28,221
        170,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.46s, 2010                                                         173,460
         22,180  Chase Funding Net Interest Margin 144A
                 Ser. 03-2A, Class Note, 8 3/4s, 2035                                                22,180
                 Conseco Finance
        524,333  Ser. 02-C, Class AFIO, IO, 7.5s, 2032                                               33,312
        303,750  Ser. 02-C, Class AVIO, IO, 7.5s, 2032                                               19,337
                 Conseco Finance Securitizations Corp.
        486,134  Ser. 02-2, Class A, IO, 8.5s, 2010                                                 137,569
        423,000  Ser. 00-2, Class A4, 8.48s, 2021                                                   432,996
        449,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   408,936
                 Countrywide Asset Backed Certificates 144A
         94,578  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                 95,346
        100,688  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                             100,374
                 Fremont NIM Trust 144A
         34,102  Ser. 04-A, Class Note, 4 3/4s, 2034                                                 34,000
        131,487  Ser. 04-B, Class Note, 4.703s, 2034                                                131,487
                 Granite Mortgages PLC FRB
GBP     340,000  Ser. 03-2, Class 3C, 6.38s, 2043 (United Kingdom)                                  635,683
EUR     455,000  Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)                                  554,896
       $100,000  Ser. 02-1, Class 1C, 2.93s, 2042 (United Kingdom)                                  101,703
         70,000  Ser. 02-2, Class 1C, 2.88s, 2043 (United Kingdom)                                   71,282
      1,275,000  Green Tree Financial Corp. Ser. 99-5,
                 Class A5, 7.86s, 2030                                                            1,117,135
        394,792  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                        358,567
        149,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                        146,549
                 GSAMP Trust 144A
         34,169  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                              34,087
        103,763  Ser. 04, Class Note, 5 1/2s, 2032                                                  103,608
         67,930  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                              67,859
         80,000  Ser. 04-HE1N, Class N1, 5s, 2034                                                    79,904
        354,416  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 1.68s, 2036                                                   342,012
                 Holmes Financing PLC FRB
         80,000  Ser. 5, Class 2C, 3.05s, 2040 (United Kingdom)                                      80,575
         50,000  Ser. 4, Class 3C, 2.9s, 2040 (United Kingdom)                                       50,716
         57,000  Ser. 8, Class 2C, 2.32s, 2040 (United Kingdom)                                      57,018
                 Home Equity Asset Trust 144A
         70,001  Ser. 02-5N, Class A, 8s, 2033                                                       70,526
         20,895  Ser. 03-3N, Class A, 8s, 2033                                                       21,051
         35,898  Ser. 03-4N, Class A, 8s, 2033                                                       36,167
        145,555  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  145,555
        113,059  Ser. 04-1N, Class A, 5s, 2034                                                      112,776
        300,000  LNR CDO, Ltd. FRB Ser. 02-1A, Class FFL,
                 4.20s, 2037 (Cayman Islands)                                                       288,120
                 Long Beach Asset Holdings Corp. 144A
         44,674  Ser. 03-2, Class N1, 7.627s, 2033                                                   44,674
         70,836  Ser. 04-2, Class N1, 4.94s, 2034                                                    70,836
         27,673  Long Beach Asset Holdings Corp. NIM
                 Trust 144A Ser. 03-4, Class N1, 6.535s, 2033                                        27,708
      2,227,500  Long Beach Mortgage Loan Trust Ser.
                 03-1, Class S2, IO, 3.5s, 2004                                                      18,669
GBP     200,000  Lothian Mortgages PLC 144A Ser. 3A,
                 Class D, 5.458s, 2039 (United Kingdom)                                             363,640
        $46,833  Marriott Vacation Club Owner Trust 144A
                 Ser. 04-1A, Class C, 5.265s, 2026                                                   46,837
         61,619  Master Asset Backed Securities NIM Trust
                 144A Ser. 04-CI3, Class N1, 4.45s, 2034                                             61,619
        170,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 2.56s, 2010                                                  173,453
         23,823  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                    24,031
                 Merrill Lynch Mortgage Investors, Inc. 144A
         86,378  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                86,432
         70,183  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                69,992
        150,125  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                               149,179
         62,132  Morgan Stanley ABS Capital I 144A Ser.
                 04-NC2N, Class Note, 6 1/4s, 2033                                                   62,268
         34,000  Morgan Stanley Auto Loan Trust 144A Ser.
                 04-HB1, Class D, 5 1/2s, 2011                                                       33,490
                 Morgan Stanley Dean Witter Capital I FRN
        109,000  Ser. 01-NC4, Class B1, 3.95s, 2032                                                 107,314
        111,000  Ser. 01-NC3, Class B1, 3.9s, 2031                                                  109,806
        286,896  Neon Capital, Ltd. 144A limited recourse
                 sec. notes Ser. 96, 1.458s, 2013 (Cayman
                 Islands) (f)                                                                       263,492
         99,614  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class Note, 6 1/2s, 2033                                           100,206
        153,494  Novastar NIM Trust 144A Ser. 04-N2,
                 Class Note, 4.458s, 2034                                                           153,494
                 Oakwood Mortgage Investors, Inc.
        142,708  Ser. 01-C, Class A2, 5.92s, 2017                                                    91,747
        505,447  Ser. 02-C, Class A1, 5.41s, 2032                                                   446,057
        175,785  Ser. 02-A, Class A2, 5.01s, 2020                                                   150,451
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
         15,963  Ser. 03-2B, Class N1, 7.63s, 2033
                 (Cayman Islands)                                                                    15,963
         24,523  Ser. 03-5, Class Note, 6.9s, 2033                                                   24,646
         78,837  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A3FL, 4.41s, 2012                                           79,063
                 Permanent Financing PLC FRB
        120,000  Ser. 3, Class 3C, 2.56s, 2042 (United Kingdom)                                     122,063
        177,000  Ser. 4, Class 3C, 2.21s, 2042 (United Kingdom)                                     177,778
         49,000  Permanent Financing PLC Ser. 5, Class
                 2C, 2.2s, 2042 (United Kingdom)                                                     49,000
        120,000  Pillar Funding PLC 144A FRB Ser. 04-1A,
                 Class C1, 2.333s, 2011 (United Kingdom)                                            119,947
        170,000  Providian Gateway Master Trust 144A FRN
                 Ser. 04-BA, Class D, 2.78s, 2010                                                   170,000
      1,591,534  Residential Asset Mortgage Products,
                 Inc. Ser. 02-RZ3, Class A, IO, 5.75s, 2005                                          39,291
        307,097  Residential Asset Securities Corp. Ser.
                 02-KS6, Class AIO, IO, 4.5s, 2005                                                    6,724
                 SAIL Net Interest Margin Notes 144A
         58,984  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                    58,966
        118,078  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                   117,926
         35,247  Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)                                      35,070
         81,871  Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)                                      81,445
         86,487  Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                 86,235
        281,966  Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)                                     281,543
         50,000  Ser. 04-4A, Class B, 7 1/2s, 2034
                 (Cayman Islands)                                                                    46,095
                 Sasco Arc Net Interest Margin Notes 144A
         55,712  Ser. 03-3, Class A, 7 3/4s, 2033                                                    55,432
         84,285  Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)                                    84,260
         82,801  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                  82,398
         74,447  Sharp SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s, 2033                                           74,864
                 Sharp SP I, LLC Net Interest Margin
                 Trust 144A
         95,169  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                 95,159
         60,680  Ser. 03-HS1N, Class N, 7.48s, 2033                                                  60,832
                 Structured Asset Investment Loan Trust
      3,183,097  Ser. 03-BC2, Class A, IO, 6s, 2005                                                  82,924
        700,001  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  27,717
      3,136,000  Ser. 04-1, Class A, IO, 6s, 2005                                                   167,298
        591,818  Structured Asset Securities Corp. Ser.
                 02-HF1, Class A, IO, 6s, 2005                                                       19,992
        188,000  TIAA Commercial Real Estate
                 Securitization Ser. 02-1A, Class III,
                 FRN, 7.6s, 2037 (Cayman Islands)                                                   197,306
        143,726  Wells Fargo Home Equity Trust 144A Ser.
                 04-1N, Class A, 5s, 2034                                                           143,212
         80,000  Westo Ser. 04-3, Class D, 4.07s, 2012                                               79,992
                                                                                              -------------
                 Total Asset-backed securities  (cost $14,154,893)                              $13,831,635

Collateralized mortgage obligations (6.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $100,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 3.88s, 2016                                                              $100,000
        340,000  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, Class A3, 6.57s, 2030                                                 363,003
         87,000  CS First Boston Mortgage Securities
                 Corp. 144A FRB Ser. 03-TF2A, Class L,
                 5.38s, 2014                                                                         86,387
        160,000  DLJ Mortgage Acceptance Corp. 144A Ser.
                 97-CF1, Class A3, 7.76s, 2030                                                      173,952
                 Fannie Mae
        441,342  Ser. 346, Class 2, IO, 5.5s, 2033                                                  115,577
        441,370  Ser. 04-4, Class QM, 11.3s, 2033                                                   428,612
        348,306  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                375,644
        332,436  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 358,528
        134,336  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                 144,880
        246,553  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                265,905
        400,818  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                 432,278
         45,067  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                  48,604
        299,411  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 322,912
      2,954,344  Ser. 03-W6, Class 21, IO, 1.416s, 2042                                              22,283
      1,030,190  Ser. 338, Class 2, IO, 5.5s, 2033                                                  268,493
         38,446  Ser. 333, Class 2, IO, 5.5s, 2033                                                   10,302
      2,713,619  Ser. 03-W10, Class 1, IO, 2.016s, 2043                                             157,729
      3,190,863  Ser. 03-W6, Class 11, IO, 1.804s, 2042                                              48,883
        981,689  Ser. 02-T4, IO, 0.45s, 2041                                                         11,271
     42,116,589  Ser. 02-26, IO, 0.239s, 2048                                                       256,650
     16,092,053  Ser. 02-T18, IO, 0.519s, 2042                                                      232,657
      1,246,770  Ser. 345, Class 3, IO, 5s, 2033                                                    336,628
      1,259,603  Ser. 03-118, Class SF, IO, 6.65s, 2033                                             184,425
      2,638,969  Ser. 03-W17, Class 12, IO, 1.162s, 2033                                             87,708
      2,076,609  Ser. 03-22, IO, 6s, 2033                                                           506,983
      5,943,247  Ser. 03-W8, Class 12, IO, 1.643s, 2042                                             288,954
        225,000  FFCA Secured Lending Corp. Ser. 99-1A,
                 Class C1, 7.59s, 2025                                                              164,250
         99,955  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.922s, 2039                                                      93,364
                 Freddie Mac
        457,409  Ser. 2763, Class SC, 23.08s, 2032                                                  545,442
        730,948  Ser. 2702, Class DI, IO, 5.5s, 2024                                                 77,958
        532,506  Ser. 2553, Class IJ, IO, 5.5s, 2020                                                 30,037
        244,707  Ser. 2696, Principal Only (PO), zero %, 2033                                       142,269
        331,473  GMAC Commercial Mortgage Securities,
                 Inc. Ser. 97-C2, Class A2, 6.55s, 2029                                             331,377
        454,570  Government National Mortgage Association
                 Ser. 03-114, Class SP, 15.78s, 2027                                                494,285
         95,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 4.63s, 2015                                                  95,119
GBP     420,358  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 4.83s, 2011 (Ireland)                                            768,881
       $331,000  IStar Asset Receivables Trust Ser.
                 02-1A, Class E, 2.697s, 2020                                                       331,430
        154,205  Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A FRB Ser. 03-C4,
                 Class A, 2.17s, 2015                                                               154,397
        156,000  Mach One Commercial Mortgage Trust 144A
                 Ser. 04-1A, Class H, 6.727s, 2040                                                  148,316
        180,580  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 99-C1, Class A1, 7.37s, 2031                                                  189,959
        360,000  Morgan Stanley Capital I 144A Ser.
                 04-RR, Class F7, 6s, 2039                                                          255,112
         78,000  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.14s, 2030                                                        84,340
        250,000  Salomon Brothers Mortgage Securities VII
                 Ser. 96-C1, Class E, 8.42s, 2028                                                   265,199
         56,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                                59,465
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $10,325,024)                   $9,860,448

Short-term investments (4.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $6,370,813  Putnam Prime Money Market Fund (e)                                              $6,370,813
        500,000  U.S. Treasury Bills zero %, August 5,
                 2004 (SEG)                                                                         499,938
                                                                                              -------------
                 Total Short-term investments  (cost $6,870,751)                                 $6,870,751
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $177,188,879) (b)                                     $184,194,598
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at July 31, 2004 (Unaudited)
(aggregate face value $38,035,060)
                                                                                    Unrealized
                                             Aggregate          Delivery          appreciation/
                         Value               face value         date             (depreciation)
----------------------------------------------------------------------------------------------
Australian Dollar       $2,123,283               $2,137,302        9/15/04            $(14,019)
British Pound            2,064,189                2,058,403        9/15/04               5,786
Euro                       731,118                  736,708        9/15/04              (5,590)
Japanese Yen            31,438,890               31,211,441        9/15/04             227,449
Korean Won               1,625,975                1,618,524        9/15/04               7,451
Norwegian Krone            259,978                  272,682        9/15/04             (12,704)
----------------------------------------------------------------------------------------------
                                                                                      $208,373
----------------------------------------------------------------------------------------------


Forward currency contracts to sell at July 31, 2004 (Unaudited)
(aggregate face value $33,193,021)
                                                                                    Unrealized
                                             Aggregate          Delivery          appreciation/
                         Value               face value         date             (depreciation)
----------------------------------------------------------------------------------------------
Australian Dollar        $3,830,784          $3,851,718         9/15/04                $20,934
British Pound             1,929,669           1,936,495         9/15/04                  6,826
Canadian Dollar           3,188,566           3,111,570         9/15/04                (76,996)
Danish Krone                970,518             984,552         9/15/04                 14,034
Euro                      5,845,146           5,905,424         9/15/04                 60,278
Japanese Yen                887,222             906,258         9/15/04                 19,036
New Zealand Dollar        9,163,824           8,990,973         9/15/04               (172,851)
Swedish Krona               905,523             932,634         9/15/04                 27,111
Swiss Franc               6,423,490           6,573,397         9/15/04                149,907
----------------------------------------------------------------------------------------------
                                                                                       $48,279
----------------------------------------------------------------------------------------------


Futures contracts outstanding at July 31, 2004 (Unaudited)

                                                                                    Unrealized
                                                   Aggregate           Expiration appreciation/
                                Value              face value          date      (depreciation)
----------------------------------------------------------------------------------------------
Euro 90 day (Long)              $3,586,688         $3,584,501          Sep-06           $2,187
Euro 90 day (Long)               3,593,063          3,593,690          Jun-06             (627)
Euro 90 day (Short)                721,688            724,876          Dec-05            3,188
Euro 90 day (Short)                723,975            727,137          Sep-05            3,162
Euro 90 day (Short)                726,525            729,800          Jun-05            3,275
Euro 90 day (Short)                729,300            732,800          Mar-05            3,500
Euro 90 day (Short)                732,300            735,737          Dec-04            3,437
Euro 90 day (Short)              9,560,850          9,556,695          Sep-04           (4,155)
Euro-Bobl 5 yr (Long)            5,745,178          5,691,988          Sep-04           53,190
Euro-Bund 10 yr (Short)          3,438,638          3,379,272          Sep-04          (59,366)
Interest Rate Swap 10 yr (Short) 3,227,813          3,121,324          Sep-04         (106,489)
Japanese Government Bond-mini
10 yr (Long)                    11,975,935         12,002,972          Sep-04          (27,037)
U.K. Long Gilt 10 yr (Long)      6,548,460          6,534,094          Sep-04           14,366
U.S. Treasury Bond 20 yr (Long) 11,579,406         11,172,037          Sep-04          407,369
U.S. Treasury Note 10 yr (Long)    664,313            663,340          Sep-04              973
U.S. Treasury Note 5 yr (Short) 30,331,500         30,190,249          Sep-04         (141,251)
----------------------------------------------------------------------------------------------
                                                                                      $155,722
----------------------------------------------------------------------------------------------


TBA sale commitments outstanding at July 31, 2004 (Unaudited)
(proceeds receivable $21,750,564)
                                                        Principal Settlement
Agency                                                     amount       date             Value
----------------------------------------------------------------------------------------------
FNMA 6 1/2s, August 15, 2034                           $8,700,000    8/12/04        $9,078,586
FNMA 4 1/2s, August 15, 2034                           13,400,000    8/12/04        12,653,578
----------------------------------------------------------------------------------------------
                                                                                   $21,732,164
----------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at July 31, 2004 (Unaudited)
                                                                                    Unrealized
                                                           Notional Termination   appreciation/
                                                             amount        date  (depreciation)
----------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A.
dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR.                            $4,100,000     3/30/09       $138,406

Agreement with Credit Suisse First
Boston International dated July 7, 2004
to pay semi-annually the notional amount
multiptied by 4.945% and receive
quarterly the notional amount multiplied
by the three month USD-LIBOR.                               932,200      7/9/14         (1,767)

Agreement with Credit Suisse First
Boston International dated July 7, 2004
to receive semi-annually the notional
amount multiptied by 2.931% and pay
quarterly the notional amount multiplied
by the three month USD-LIBOR.                               736,600      7/9/06           (718)

Agreement with Merrill Lynch Capital
Services, Inc. dated September 27, 2002
to receive semi-annually the notional
amount multiplied by the six month
JPY-LIBOR-BBA and pay semi-annually the
notional amount multiplied by 0.399%.         JPY     1,135,000,000     10/1/07         43,083

Agreement with UBS, AG dated April 23,
2004 to receive annually the notional
amount multiplied by 3.49% and pay
quarterly the notional amount multiplied
by the three month SEK-STIBOR-SIDE.           SEK        96,000,000     4/27/06         13,764
----------------------------------------------------------------------------------------------
                                                                                      $192,768
----------------------------------------------------------------------------------------------


Credit default contracts outstanding at July 31, 2004 (Unaudited)
(premiums received $543,117)
                                                                 Notional
                                                                   amount                Value
----------------------------------------------------------------------------------------------
Agreement with JPMorgan Chase Bank with
effective dates ranging from July 3,
2002 to September 27, 2002, maturing on
March 28, 2007, to receive premiums
ranging from 4.004% to 5.350% times the
notional amount.  For each credit
default event related to one of the 100
issues within the JECI 100 Float,
3/28/07 Bond Index, the fund makes a
payment of the proportional notional
amount times the difference between the
par value and the then-market value of
the defaulted issue.                          EUR               8,900,000             $231,438

Agreement with JPMorgan Chase Bank
effective October 8, 2002, maturing on
October 2, 2007, to receive a premium
equal to 4.795% times the notional
amount.  For each credit default event
related to one of the 100 issues within
the JECI 100 Float, 10/02/07 Bond Index,
the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of the defaulted
issue.                                        EUR               2,850,000               31,223
----------------------------------------------------------------------------------------------
                                                                                      $262,661
----------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $160,966,671.

  (b) The aggregate identified cost on a tax basis is $177,204,061, resulting in gross unrealized appreciation and depreciation of $8,709,313 and $1,718,776, respectively, or net unrealized appreciation of $6,990,537.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment
      Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam
      Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $36,476 for the period ended July 31, 2004.

  (f) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.

      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


      TBA after the name of a security represents to be announced securities.


      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at July 31, 2004.


      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at July 31, 2004: (as a percentage of Market Value)

      Australia                    2.3%
      Austria                      4.2
      Canada                       5.7
      Cayman Islands               1.5
      Denmark                      0.9
      France                       3.4
      Germany                     12.9
      Ireland                      6.5
      Italy                        0.8
      Netherlands                  3.2
      New Zealand                  1.9
      Portugal                     1.8
      Sweden                       1.0
      United Kingdom               6.1
      United States               44.0
      Other                        3.8
      --------------------------------
      Total                      100.0%

      Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York
      Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.
      Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted
      (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.
      Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
      In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities.
      Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
      During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004